Events after the reporting period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period
53.	Events after the reporting period

53.1
In March 2026, a putative federal securities class action was filed against the Company and certain of the Company’s former principal officers (collectively, the “Defendants”), alleging that the Defendants made materially false and misleading statements or omissions, regarding the Company’s internal controls and financial results in violation of the Securities Exchange Act of 1934. As this action remains in its preliminary stage, management is unable to estimate the possible outcome, or possible loss or possible range of loss, if any, associated with the resolution of this case.

53.2	PAO Bank Limited was renamed as Ping An Digital Bank (International) Limited in March 2026.